Fees Summary	Oct. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,924,200
Previously Paid Amount	0.00
Total Fee Amount	1,370.53
Total Offset Amount	0.00
Net Fee	1,370.53
Narrative - Max Aggregate Offering Price	$ 9,924,200
Final Prospectus	true